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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment            [ ] Amendment Number :
This Amendment (Check only one.):  [ ]is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell     Dallas, TX      February 14, 2012
-------------------------  ---------------  ------------------
      (Signature)          (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 140,418 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.   Form 13F File Number   Name
------  ---------------------  ------------------------------
   1    28-12876               TBP Investments Management LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
--------        --------------  --------- -------- ------------------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                                           VALUE    SHRS OR                  INVESTMENT  OTHER   -------------------
NAME OF ISSUER  TITLE OF CLASS   CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------  --------------  --------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
BP PLC            SPONSORED
                  ADR           055622104  17,186    402,111   SH     N/A     DEFINED      1      0     402,111  0
CANADIAN NAT
 RES LTD          COM           136385101   6,961    186,272   SH     N/A     DEFINED      1      0     186,272  0
CHESAPEAKE
 ENERGY CORP      COM           165167107  12,707    570,055   SH     N/A     DEFINED      1      0     570,055  0
DAWSON
 GEOPHYSICAL
 CO               COM           239359102   9,697    245,297   SH     N/A     DEFINED      1      0     245,297  0
DEVON ENERGY
 CORP NEW         COM           25179M103   8,680    140,006   SH     N/A     DEFINED      1      0     140,006  0
EXXON MOBIL
 CORP             COM           30231G102   7,994     94,310   SH     N/A     DEFINED      1      0      94,310  0
GASTAR EXPL
 LTD              COM NEW       367299203   4,012  1,261,579   SH     N/A     DEFINED      1      0   1,261,579  0
GOLAR LNG LTD
 BERMUDA          SHS           G9456A100   2,178     49,000   SH     N/A     DEFINED      1      0      49,000  0
HALLIBURTON
 CO               COM           406216101   4,366    126,522   SH     N/A     DEFINED      1      0     126,522  0
MCMORAN
 EXPLORATION
 CO               COM           582411104  15,949  1,096,134   SH     N/A     DEFINED      1      0   1,096,134  0
NATIONAL
 OILWELL
 VARCO INC        COM           637071101  12,202    179,462   SH     N/A     DEFINED      1      0     179,462  0
OCCIDENTAL
 PETE CORP
 DEL              COM           674599105   5,346     57,056   SH     N/A     DEFINED      1      0      57,056  0
SANDRIDGE
 ENERGY INC       COM           80007P307   9,640  1,181,417   SH     N/A     DEFINED      1      0   1,181,417  0
SCHLUMBERGER
 LTD              COM           806857108   3,478     50,913   SH     N/A     DEFINED      1      0      50,913  0
SUNCOR
 ENERGY INC
 NEW              COM           867224107   6,227    215,994   SH     N/A     DEFINED      1      0     215,994  0
TRANSOCEAN
 LTD              REG SHS       H8817H100   6,254    162,900   SH     N/A     DEFINED      1      0     162,900  0
WEATHERFORD
 INTERNATIONAL
 LT               REG SHS       H27013103   7,541    515,101   SH     N/A     DEFINED      1      0     515,101  0